Interest and Fees Income (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Interest and Fees Income Costs [Abstract]
Schedule of interest and fees income costs
		Year ended December 31,
	Note	2020	2021	2022
		RMB	RMB	RMB

Interest and financing service fees on loans	(i)	1,828,687,910	1,770,351,645	1,574,074,534
- Interest income		1,828,687,910	1,759,906,523	1,573,405,364
- Financing service fees		-	10,445,122	669,170
Interest income charged to sales partners	(ii)	10,001,581	33,448,660	122,019,472
Interest income on debt securities	(iii)	-	-	22,195,046
Interest on deposits with banks		16,133,918	11,973,675	13,063,523
Total		1,854,823,409	1,815,773,980	1,731,352,575

(i)	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.

(ii)	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.

(iii)	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to note 6(b).